Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Unrecognized tax benefits, reduction resulting from lapse of applicable statute of limitations		$ (852)	$ (910)
Income tax interest and penalties		100	100	$ 100
Income tax accrued and penalties		$ 300	$ 400
Scenario, Forecast
Income Tax Examination [Line Items]
Unrecognized tax benefits, reduction resulting from lapse of applicable statute of limitations	$ (500)